Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of (Loss) Income From Continuing Operations, Before Income Tax and Discontinued Operations Attributable to Different Jurisdictions

(Loss) income from continuing operations, before income tax and discontinued operations attributable to different jurisdictions was as follows:

	Years ended December 31,
	2013	2012	2011
Russia	(608,551)	(617,919)	1,419,818
Switzerland	(583,963)	2,394	(57,874)
British Virgin Islands	38,129	16,808	5,467
Romania	(87,006)	(340,988)	(161,294)
Lithuania	1,048	(10,832)	(1,542)
Kazakhstan	(4,524)	(13,107)	10,558
USA	(101,977)	(114,985)	36,397
Other	(163,910)	212,428	(53,845)

Total	(1,510,754)	(866,201)	1,197,685

Schedule of Income Tax Benefit or Expense, by Jurisdiction

	Years ended December 31,
	2013	2012	2011
Current income tax expense (benefit)
Russia	106,032	238,207	320,700
Switzerland	312	(4,369)	8,919
Romania	—	(94)	1,153
Lithuania	—	—	—
Kazakhstan	—	—	700
USA	(527)	8	31
Other	3,061	6,812	15,355

	108,878	240,564	346,858
Deferred income tax expense (benefit)
Russia	4,120	16,193	18,414
Switzerland	(2,187)	1,434	(999)
Romania	—	(14,450)	(592)
Lithuania	6	(116)	234
Kazakhstan	195	327	294
USA	(54,430)	(54,773)	2,052
Other	(2,940)	3,666	(49)

	(55,236)	(47,719)	19,354

Total income tax expense	53,642	192,845	366,212

Reconciliation Between Income Tax (Benefit) Computed by Russian Statutory Rates to Financial Statements

The reconciliation between the income tax (benefit) expense computed by applying the Russian enacted statutory tax rates to the income from continuing operations before tax and non-controlling interest, to the income tax expense reported in the financial statements is as follows:

	Years ended December 31,
	2013	2012	2011
Theoretical income tax (benefit) expense computed on income before taxes at Russian statutory rate (20%)	(302,151)	(173,240)	239,537
Effects of other jurisdictions and permanent differences:
Non-deductible expenses and non-taxable income, net	135,599	240,708	11,905
Social expenditures	4,629	3,822	9,331
Change in valuation allowance	185,675	123,758	71,928
Change in unrecognized tax benefits under ASC 740	61,230	17,598	(2,285)
Different tax rates in foreign jurisdictions	(20,448)	(15,370)	8,324
Fines and penalties related to taxes	631	5,988	2,122
Change in tax rate and tax legislation	(5,125)	(7,976)	(4,135)
Effect from intragroup transactions	—	—	28,002
Effect from disposal of subsidiaries	16,874	—	—
Other permanent differences	(23,272)	(2,443)	1,483

Income tax expense, as reported	53,642	192,845	366,212

Schedule of Deferred Tax Assets, Net and Liability

The amounts reported in the accompanying consolidated financial statements consisted of the following:

	December 31, 2013	December 31, 2012
Deferred tax assets, current:
Inventory	8,163	13,791
Net operating loss carry-forwards	3,252	61,170
Bad debt allowance	11,083	6,416
Timing difference in cost recognition	29,202	20,698
Accrued liabilities	11,803	10,004
Vacation provision	2,269	2,512
Other	5,973	5,859

Total deferred tax asset, current	71,745	120,450
Valuation allowance for deferred tax assets, current	(4,444)	(62,254)

Total deferred tax asset net of valuation allowance, current	67,301	58,196

Deferred tax assets, non-current:
Net operating loss carry-forwards	829,809	621,694
Asset retirement obligation	4,773	8,212
Property, plant and equipment	29,112	62,221
Pension obligations	19,317	19,579
Other	5,164	3,667

Total deferred tax assets, non-current	888,175	715,373
Valuation allowance for deferred tax assets, non-current	(598,998)	(484,144)

Total deferred tax asset net of valuation allowance, non-current	289,177	231,229

Total deferred tax asset, net	356,478	289,425

	December 31, 2013	December 31, 2012
Deferred tax liabilities, current:
Timing difference in revenue recognition	2,146	5,399
Timing difference in cost recognition	4,995	6,941
Inventories	43,646	37,518
Bad debt allowance	6,621	9,258
Other	12,696	9,312

Total deferred tax liabilities, current	70,104	68,428

Deferred tax liabilities, non-current:
Property, plant and equipment	404,248	406,445
Mineral licenses	929,139	969,278
Timing difference in cost recognition	3,057	825
Other	30,486	18,546

Total deferred tax liabilities, non-current	1,366,930	1,395,094

Total deferred tax liability	1,437,034	1,463,522

Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits

The reconciliation of the beginning and ending amount of unrecognized income tax benefits, net of interest and penalties, is as follows:

	2013	2012
Unrecognized income tax benefits at the beginning of year	16,703	1,752
Increases as a result of tax positions taken during a prior period	52,567	—
Increases as a result of tax positions taken during the current period	—	14,537
Decreases as a result of tax positions taken during the current period	(1,806)	—
Translation difference	(2,921)	414

Unrecognized income tax benefits at the end of year	64,543	16,703